Schedule of Fair Value Assumptions (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate minimum	0.33%		0.33%		0.33%		1.70%
Risk-free interest rate maximum	4.02%		4.02%		4.02%		4.02%
Expected dividend yield
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	0.00%	[1]	0.00%	[1]	0.00%	[2]	65.00%	[2]
Expected life	0 years	[3]	0 years	[3]	0 years	[4]	6 years	[4]
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	72.50%	[1]	72.50%	[1]	72.50%	[2]	72.50%	[2]
Expected life	7 years 7 months 6 days	[3]	7 years 7 months 6 days	[3]	7 years 7 months 6 days	[4]	6 years 6 months	[4]

[1]	Expected volatility was determined using a combination of historical volatility and implied volatility.
[2]	Expected volatility was determined using a combination of historical volatility and implied volatility.
[3]	For certain options, the simplified method is utilized to determine the expected life due to the lack of historical data.
[4]	For certain options, the simplified method is utilized to determine the expected life due to the lack of historical data.